Investments - Schedule of Profits Interest (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Panda units granted			26.2
Fair value per unit on grant date			$ 67,690
Grant date fair value			1,773
Change in fair value of Panda interests		$ 148	198
Fair value at December 31, 2019	1,971	$ 2,119	$ 1,971
FaceBank Group, Inc Pre-Merger [Member]
Panda units granted			26.2
Fair value per unit on grant date			$ 67,690
Grant date fair value			1,773
Change in fair value of Panda interests			198
Fair value at December 31, 2019	$ 1,971		$ 1,971